Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income attributable to Arcos Dorados Holdings Inc	$ 114,332	$ 115,529	$ 106,021
Adjustments to reconcile net income attributable to Arcos Dorados Holdings Inc.to cash provided by operations:
Depreciation and amortization	92,328	68,971	60,585
Loss from derivative instruments	891	9,237	32,809
Amortization of deferred financing costs	1,314	3,316	979
Amortization and accrual of letter of credit fees	3,028	2,847	2,633
Net income attributable to non-controlling interests	256	271	271
Deferred income taxes	14,228	(2,882)	(61,101)
Foreign currency exchange results	13,788	16,209	(1,072)
Accrued compensation expense	1,265	29,712	36,551
Loss on amnesty program			25,532
Others, net	4,860	10,289	2,009
Changes in assets and liabilities:
Accounts payable	22,575	60,234	52,077
Accounts and notes receivable and other receivables	(48,168)	(14,609)	(70,762)
Inventories, prepaid and other assets	14,628	(42,415)	(39,742)
Income taxes payable	(23,042)	17,455	13,085
Other taxes payable	8,414	6,627	12,134
Interest payable	6,134	8,961	105
Accrued payroll and other liabilities and provision for contingencies	(9,956)	(34,479)	82,688
Others	13,238	6,351	9,074
Net cash provided by operating activities	230,113	261,624	263,876
Investing activities
Property and equipment expenditures	(294,478)	(319,859)	(175,669)
Purchases of restaurant businesses	(6,004)	(5,993)	(504)
Proceeds from sale of property and equipment	6,643	10,681	6,215
Loans to related parties	(7,000)
Other investing activity	(5,582)	(4,961)	(8,266)
Net cash used in investing activities	(306,421)	(320,132)	(178,224)
Financing activities
Issuance of class A shares in connection with the initial public offering		152,281
Dividend payments to Arcos Dorados Holdings Inc.' shareholders	(50,036)	(56,627)	(33,400)
Net payment of derivative instruments	(4,322)	(118,932)	(37,815)
Collateral deposits		15,000	25,000
Cash and cash equivalents of split-off Axis Business		(35,425)
Net short-term borrowings	(157)	(10,871)	3,805
Other financing activities	(4,497)	(12,850)	(8,877)
Net cash provided by (used in) financing activities	90,646	35,673	(51,287)
Effect of exchange rate changes on cash and cash equivalents	(5,788)	(8,963)	5,759
Increase (Decrease) in cash and cash equivalents	8,550	(31,798)	40,124
Cash and cash equivalents at the beginning of the year	176,301	208,099	167,975
Cash and cash equivalents at the end of the year	184,851	176,301	208,099
Supplemental cash flow information:
Interest	55,347	46,022	42,034
Income tax	30,700	50,952	40,391
Non-cash transactions:
Seller financings			2,423
Split-off Axis Business - non-cash portion		9,833
Partial Redemption Of 2019 Notes [Member]
Financing activities
Redemption of Notes		(152,005)
Year 2016 [Member]
Financing activities
Issuance of Notes	$ 149,658	$ 255,102